Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Summary of Amortization Basis and Expected Amortization Period by Reportable Segment
Reportable Segment	Amortization Basis	Expected Amortization Period
Life Insurance	Policy count of policies in force	On average 60 years
Annuities	Total deposits paid to date on policies in force	Between 30 to 40 years
Group Protection	Group certificate contracts in force	4 years
Retirement Plan Services	Lives in force	Between 40 to 50 years